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Semi-Annual Reports dated June 30, 2003 of the below noted investment companies are the reports sent to contractowners of the New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated herein by reference is the semi-annual report for certain portfolios of Metropolitan Series Fund, Inc. as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

Incorporated herein by reference is the semi-annual report for certain portfolios of the Met Investors Series Trust as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

Incorporated herein by reference is the semi-annual report for certain series of American Fund Insurance Series as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

Incorporated herein by reference is the semi-annual report for the High Income Portfolio, Equity-Income Portfolio and the Overseas Portfolio of the Fidelity Variable Insurance Products Fund as filed on Form N-CSRS, CIK No. 0000356494, File No. 002-75010.

Incorporated herein by reference is the semi-annual report for the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II as filed on Form N-CSRS, CIK No. 0000831016, File No. 033-20773.